Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 680,086,804
Documents	4,264,408,098
Mortgage Loans	344,863,307
Pledge Loans	431,716,236
Personal Loans	1,914,619,084
Credit Card Loans	6,693,176,924
Financial Leases	34,589,915
Other Financial Assets	1,524,757,678
Other Debt Securities	2,382,747,152
Financial Assets Pledged as Collateral	1,452,168,348
Others	1,955,505,431
Total as of December 31, 2024	21,678,638,977
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(10,299,271)
Documents	(15,056,631)
Mortgage Loans	(9,879,852)
Pledge Loans	(14,402,091)
Personal Loans	(220,551,970)
Credit Card Loans	(411,196,007)
Financial Leases	(966,110)
Other Financial Assets	(1,589,041)
Other Debt Securities	(15,617,434)
Financial Assets Pledged as Collateral	(74,170)
Others	(70,482,063)
Total as of December 31, 2024	(770,114,640)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	669,787,533
Documents	4,249,351,467
Mortgage Loans	334,983,455
Pledge Loans	417,314,145
Personal Loans	1,694,067,114
Credit Card Loans	6,281,980,917
Financial Leases	33,623,805
Other Financial Assets	1,523,168,637
Other Debt Securities	2,367,129,718
Financial Assets Pledged as Collateral	1,452,094,178
Others	1,885,023,368
Total as of December 31, 2024	20,908,524,337
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	935,617,587
Pledge Loans	535,947,621
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	2,056,610,739
Total as of December 31, 2024	$ 3,528,175,947